Schedule of property and equipment (Details) - USD ($)	6 Months Ended		12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Aug. 31, 2024	Aug. 31, 2023
Cost
Cost, beginning balance	$ 355,576	$ 349,283	$ 349,283	$ 296,999
Additions			4,991	62,073
Translation adjustment	(23,987)		569	(9,789)
Cost, ending balance	331,589		355,576	349,283
Accumulated depreciation, beginning balance	202,966	107,192	107,192	49,334
Depreciation	42,553	$ 43,406	87,803	67,674
Translation adjustment	(14,987)		7,971	(9,816)
Accumulated depreciation, ending balance	230,532		202,966	107,192
Net carrying value	$ 101,057		$ 152,610	$ 242,091